Business Combinations and Disposals - Discontinued Operation Sales (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2024 MXN ($)	Nov. 01, 2024 MXN ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares			$ 0	[1]	$ 0	$ 133,222	$ 0
Results for the period, net of tax			(48)	[2]	(993)	(406)	99
Income taxes					27,389	27,290	15,352
Net income from discontinued operations			$ (6)	[2]	(115)	(32,238)	(1,423)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Income taxes					1,956	14,319	2,077
Net income from discontinued operations					(115)	(32,238)	(1,423)
Discontinued operations | Imbera and Torrey
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sales of investments accounted for using equity method, cash acquired		$ 7,637
Proceeds from sales of investments accounted for using equity method, credit note		534
Proceeds from the sale of shares	$ 8,172	8,172
Cost of sale of shares	5,063
Gross profit	3,109
Expenses related to the sale	65
Foreign exchange loss of the equity method	(1,755)
Employee benefits	(21)
Operating profit	(1,776)
Share of profit (loss) from equity method investments	3,238
Gain on sale of discontinued operations	(4,165)	$ (4,165)
Cancellation of deferred tax asset related to the investment	195
Tax paid on the sale of shares	(536)
Income taxes	$ (341)
Discontinued operations | Individually immaterial investments
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit					1,258	3,997	1,972
Gain on sale of discontinued operations					4,165	59	0
Tax paid on the sale of shares					(1,294)	511	(1,120)
Net income from discontinued operations					115	(765)	(5,936)
Discontinued operations | Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares						133,222
Cost of sale of shares						106,273
Gross profit						26,949
Expenses related to the sale						(430)
Foreign exchange loss of the equity method						(9,235)
Gain on the remeasurement of the value of derivative instruments						738
Employee benefits						(1,247)
Cancellation effects of hedge of foreign net investment (Note 19)						5,763
Operating profit						(3,981)
Results for the period, net of tax						619
Foreign exchange of the period						(2,141)
Share of profit (loss) from equity method investments						(1,523)
Gain on sale of discontinued operations						(26,820)
Cancellation of deferred tax asset related to the investment						4,134
Tax paid on the sale of shares						10,697
Net income from discontinued operations					$ 0	$ (33,003)	$ (7,359)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4